Segment Information (Details 3) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commissions and fees:
Retail insurance services									$ 2,534	$ 2,433	$ 2,320
Specialty insurance services									1,233	1,200	1,138
Total commissions and fees									3,767	3,633	3,458
Gross Investment Income, Operating									16	15	18
Other income									19	7	4
Total Revenues	$ 958	$ 812	$ 935	$ 1,097	$ 919	$ 795	$ 890	$ 1,051	3,802	3,655	3,480
International [Member]
Commissions and fees:
Total commissions and fees										948	894
Gross Investment Income, Operating										7	8
Other income										0	0
Total Revenues										955	$ 902
North America [Member]
Commissions and fees:
Total commissions and fees									1,318
Gross Investment Income, Operating									1	$ 2
Other income									4
Total Revenues									$ 1,323